Note 9 - Property and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Details) - Top of range [member]	12 Months Ended
Dec. 31, 2024
Office properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	7 years
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	10 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	6 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	5 years